Sep. 19, 2018
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Floating Rate High Income Fund
September 19, 2018

SHENKMAN FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX
Class F	SFHFX
Institutional Class	SFHIX

Series of Advisors Series Trust

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information ("SAI"), each dated January 28, 2018, as supplemented

Effective immediately, the name of the Shenkman Floating Rate High Income Fund has changed to the Shenkman Capital Floating Rate High Income Fund and the name of the Shenkman Short Duration High Income Fund has changed to the Shenkman Capital Short Duration High Income Fund.  Accordingly, all references to the Shenkman Floating Rate High Income Fund and the Shenkman Short Duration High Income Fund in the Summary Prospectuses, Prospectus and SAI, as supplemented, are hereby deleted and replaced with Shenkman Capital Floating Rate High Income Fund and Shenkman Capital Short Duration High Income Fund, respectively.

Also effective immediately, Class A shareholders who purchase $1 million or more who redeem those shares within 24 months (previously 18 months) of purchase may be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the value of the Class A shares when they were purchased or the market value at the time of redemption, whichever is less, unless the dealer of record waived its commission.  A sales charge does not apply to shares you purchase through reinvestment of dividends or distributions.

Shareholders who purchased $1 million or more of Class A shares on or prior to September 19, 2018, will be subject to a CDSC of 1.00% if those shares are redeemed within 18 months of purchase.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.